PREPAIDS AND ADVANCES (Details Textual) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Insurance Settlements Receivable, Current		$ 25,778
Prepaid Insurance	17,633	47,037
Prepaid Expense and Other Assets, Current	520	3,073
Employee and Travel Advances	133,110
Prepaid Rent	$ 54,296